Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Kreit & Chiu CPA LLP
Auditor Firm ID	6651
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Meihua International Medical Technologies Co., Ltd. (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes to the consolidated financial statements (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.